16. Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 - SUBSEQUENT EVENTS

Convertible Promissory Note

On October 2, 2020, the Company entered into a Securities Purchase Agreement with GS Capital pursuant to which the Company issued to GS Capital a Convertible Promissory Note in the aggregate principal amount of $205,000. The Company received net proceeds of $195,000 after a $10,000 original note discount. The note has a maturity date of October 2, 2021 and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

The outstanding principal amount of the note is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the note. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock. The initial accounting for this note is not completed.

On October 15, 2020, the Company entered into a Securities Purchase Agreement with GS Capital pursuant to which the Company issued to GS Capital a Convertible Promissory Note in the aggregate principal amount of $172,000. The Company received net proceeds of $165,000 after a $7,000 original note discount. The note has a maturity date of October 15, 2021 and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

The outstanding principal amount of the note is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the note. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock. The initial accounting for this note is not completed.

Common Stock Issuances

On October 1, 2020, the Company issued 33,934,759 shares of common stock in conversion of $108,000 in principal and $7,196 of accrued interest.

On October 15, 2020, the Company issued 14,521,245 shares of common stock in conversion of $45,000 in principal and $3,136 of accrued interest.

Lease

On October 1, 2020, the Company, under its subsidiary ONE More Gym LLC, entered into a facilities lease for 25,000 square feet in Kokomo, Indiana. The initial lease term is for five years and the lease commencement date is October 1, 2020. The Company will receive the first month’s rent free and will pay lease payments as follows:

Annual Lease Payments
Period
Year 1	$87,500
Year 2	91,875
Year 3	96,469
Year 4	101,292
Year 5	101,292
Total	$478,428

The Company will analyze the lease to determine proper accounting in accordance with ASC 842.

Business Acquisition

Effective October 6, 2020, the Company completed an acquisition of 100% of the equity interest in CFit Indiana, Inc., doing business as Charter Fitness, a gym. Charter Fitness has two locations: one is Merrillville, Indiana and the other in Valparaiso, Indiana. The purchase price was $115,000 The initial accounting for this acquisition is not completed.

Common Stock Purchase Agreement

On October 21, 2020 the Company entered into a Common Stock Purchase Agreement (the “CSPA”) with Triton Funds, LP (“Triton”) (www.tritonfunds.com), the nation’s largest student venture investment fund, for an investment by Triton in the Company’s common equity of as much as $5 million. Triton has agreed to invest up to $2.5 million in common stock of B2Digital through the purchase of shares the Company has agreed to sell to Triton, subject to the terms and conditions set forth in the CSPA. In addition, in connection with the CSPA, Triton may invest up to an additional $2.5 million pursuant to warrant agreements.

NOTE 16 – SUBSEQUENT EVENTS

Loan Payment

On May 8, 2020, the Company entered into an agreement with WLES LP to repay $30,000 in principal with 12,000,000 shares of its common stock.

Convertible Promissory Note

On August 4, 2020, the Company entered into a Securities Purchase Agreement with GS Capital pursuant to which the Company issued to GS Capital a Convertible Promissory Note in the aggregate principal amount of $156,000. The Company received net proceeds of $150,000 after a $6,000 original note discount. The note has a maturity date of December 5, 2020 and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

The outstanding principal amount of the note is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the note. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock. The initial accounting for this note is not completed.